Restricted Investments (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Investments, Debt and Equity Securities [Abstract]
Summary of restricted investments by health plan
The following table presents the balances of restricted investments:

	June 30, 2016	December 31, 2015
	(In millions)
Florida	$28	$34
Illinois	3	—
Michigan	1	1
New Mexico	43	43
Ohio	12	12
Puerto Rico	10	10
Texas	4	4
Utah	4	4
Wisconsin	1	1
Other	1	—
Total Health Plans segment	$107	$109

The following table presents the balances of restricted investments:

	December 31,
	2015	2014
	(In millions)
Florida	$34	$29
Michigan	1	1
New Mexico	43	35
Ohio	12	13
Puerto Rico	10	5
South Carolina	—	6
Texas	4	3
Utah	4	4
Wisconsin	1	—
Other	—	1
Total Health Plans segment	109	97
Molina Medicaid Solutions segment	—	5
	$109	$102

Contractual maturities of our held-to-maturity restricted investments
The contractual maturities of our held-to-maturity restricted investments as of June 30, 2016 are summarized below:

	Amortized Cost	Estimated Fair Value
	(In millions)
Due in one year or less	$106	$106
Due after one year through five years	1	1
	$107	$107

The contractual maturities of our held-to-maturity restricted investments as of December 31, 2015 are summarized below.

	Amortized Cost	Estimated Fair Value
	(In millions)
Due in one year or less	$100	$100
Due one year through five years	9	9
	$109	$109